UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000,

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Vincent P. Corti

American Funds Global Balanced Fund

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Global Balanced FundSM Investment portfolio July 31, 2013 unaudited

Common stocks 60.26%
		Value
Health care 11.23%	Shares	(000)

Novartis AG	1,641,550	$ 118,134
Amgen Inc.	786,700	85,192
AbbVie Inc.	1,315,800	59,843
Gilead Sciences, Inc.[1]	696,400	42,794
GlaxoSmithKline PLC	1,438,200	36,843
Teva Pharmaceutical Industries Ltd. (ADR)	695,000	27,591
Thermo Fisher Scientific Inc.	189,900	17,302
Stryker Corp.	237,200	16,713
Bayer AG	138,110	16,049
Alexion Pharmaceuticals, Inc.[1]	108,600	12,623
Roche Holding AG	46,610	11,483
Hologic, Inc.[1]	471,995	10,714
UnitedHealth Group Inc.	142,900	10,410
Humana Inc.	100,500	9,172
Sonic Healthcare Ltd.	691,700	8,897
		483,760
Consumer staples 7.62%

Altria Group, Inc.	1,957,200	68,619
Philip Morris International Inc.	690,300	61,561
Reynolds American Inc.	833,000	41,175
Nestlé SA	599,000	40,583
British American Tobacco PLC	460,550	24,564
Pernod Ricard SA	195,297	23,253
Anheuser-Busch InBev NV	188,900	18,189
Mead Johnson Nutrition Co.	150,000	10,926
Green Mountain Coffee Roasters, Inc.[1]	135,200	10,435
Danone SA	128,020	10,117
Kraft Foods Group, Inc.	175,700	9,941
Lorillard, Inc.	214,000	9,101
		328,464
Consumer discretionary 6.91%

DIRECTV[1]	820,000	51,882
General Motors Co.[1]	845,000	30,310
ProSiebenSAT.1 Media AG, nonvoting preferred	582,000	23,878
Ford Motor Co.	1,200,000	20,256
Kingfisher PLC	3,095,630	18,719
Whitbread PLC	341,879	16,799
Cie. Financière Richemont SA, Class A, non-registered shares	168,842	16,529
Kohl’s Corp.	295,000	15,629
Amazon.com, Inc.[1]	50,000	15,061
Hasbro, Inc.	286,808	13,193
AutoNation, Inc.[1]	275,000	13,173
Home Depot, Inc.	164,700	13,016
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Mattel, Inc.	281,900	$ 11,848
Swatch Group Ltd, non-registered shares	15,800	9,390
Inchcape PLC	1,045,143	9,071
Bayerische Motoren Werke AG	68,570	6,713
YUM! Brands, Inc.	87,600	6,388
SJM Holdings Ltd.	2,411,000	6,043
		297,898
Financials 6.57%

AIA Group Ltd.	6,867,400	32,541
Credit Suisse Group AG	1,012,308	29,742
HSBC Holdings PLC (United Kingdom)	1,455,500	16,558
HSBC Holdings PLC (Hong Kong)	966,000	10,855
Link Real Estate Investment Trust	5,383,500	26,343
JPMorgan Chase & Co.	470,000	26,193
Prudential PLC	1,454,700	25,825
Citigroup Inc.	425,000	22,160
Société Générale	530,000	21,304
CIT Group Inc.[1]	405,500	20,320
Aviva PLC	3,580,000	20,232
Bank of Ireland[1]	56,062,978	12,679
Sun Life Financial Inc.	295,000	9,553
Westfield Group	884,980	8,925
		283,230
Information technology 5.31%

Microsoft Corp.	2,443,000	77,761
Google Inc., Class A1	32,755	29,073
Hewlett-Packard Co.	1,080,000	27,734
Oracle Corp.	614,800	19,889
Western Union Co.	950,000	17,062
Samsung Electronics Co. Ltd.	13,190	15,028
Accenture PLC, Class A	180,000	13,286
Avago Technologies Ltd.	343,800	12,611
Compal Electronics, Inc.	13,500,000	9,364
Murata Manufacturing Co., Ltd.	100,400	6,912
		228,720
Telecommunication services 5.18%

SOFTBANK CORP.	871,000	55,511
Vodafone Group PLC	16,645,000	50,009
Verizon Communications Inc.	784,400	38,812
OJSC Mobile TeleSystems (ADR)	1,363,231	26,569
CenturyLink, Inc.	425,300	15,247
TeliaSonera AB	1,936,200	14,021
Singapore Telecommunications Ltd.	2,915,000	9,014
Ziggo NV	174,880	6,947
Total Access Communication PCL, nonvoting depository receipt	1,585,000	5,950
Telefónica Deutschland Holding AG	128,572	880
		222,960
Industrials 4.72%

General Dynamics Corp.	480,300	40,989
Nielsen Holdings NV	536,798	17,940
United Continental Holdings, Inc.[1]	500,000	17,425
Common stocks
		Value
Industrials (continued)	Shares	(000)

Hutchison Port Holdings Trust	21,800,000	$ 16,132
Southwest Airlines Co.	980,000	13,553
Rexel SA	504,444	12,237
COSCO Pacific Ltd.	8,226,000	11,561
United Technologies Corp.	104,300	11,011
BAE Systems PLC	1,575,000	10,684
Lockheed Martin Corp.	80,000	9,610
PACCAR Inc	169,900	9,560
Babcock International Group PLC	504,700	9,021
Jardine Matheson Holdings Ltd.	123,600	6,765
Wolseley PLC	122,817	5,878
Bunzl PLC	262,100	5,618
Qantas Airways Ltd.[1]	4,800,000	5,436
		203,420
Energy 3.85%

BP PLC	11,351,410	78,493
BP PLC (ADR)	84,200	3,489
Devon Energy Corp.	470,000	25,855
Royal Dutch Shell PLC, Class B	706,920	24,944
Baker Hughes Inc.	460,000	21,818
OJSC Gazprom (ADR)	1,435,000	11,121
		165,720
Utilities 2.91%

National Grid PLC	5,399,796	64,607
GDF SUEZ	1,450,049	30,421
SSE PLC	650,000	15,574
Power Assets Holdings Ltd.	916,500	8,231
ENN Energy Holdings Ltd.	1,138,000	6,302
		125,135
Materials 1.65%

Dow Chemical Co.	630,000	22,075
AptarGroup, Inc.	230,000	13,430
ArcelorMittal	765,000	10,072
Boral Ltd.	2,052,000	7,821
Celanese Corp., Series A	150,000	7,209
Amcor Ltd.	613,350	5,838
Rio Tinto PLC	105,091	4,724
		71,169
Miscellaneous 4.31%

Other common stocks in initial period of acquisition		185,674
Total common stocks (cost: $2,200,643,000)		2,596,150
Convertible securities 0.22%
	Principal amount
Financials 0.22%	(000)

Bank of Ireland, convertible notes 10.00% 2016	€6,700	9,337
Total convertible securities (cost: $8,836,000)		9,337
Bonds, notes & other debt instruments 29.34%
	Principal amount	Value
Bonds & notes of governments outside the U.S. 14.68%	(000)	(000)

German Government 4.25% 2014	€ 5,000	$ 6,905
German Government 1.50% 2016[2]	571	815
German Government, Series 6, 4.00% 2016	5,000	7,373
German Government, Series 8, 4.25% 2018	10,050	15,689
German Government 1.75% 2020[2]	754	1,155
German Government 3.00% 2020	12,400	18,627
German Government, Series 9, 3.25% 2020	1,800	2,735
German Government 2.00% 2022	27,650	38,539
German Government 5.625% 2028	5,775	11,000
German Government 3.25% 2042	6,300	9,768
Japanese Government, Series 264, 1.50% 2014	¥ 415,000	4,305
Japanese Government, Series 269, 1.30% 2015	285,000	2,967
Japanese Government, Series 275, 1.40% 2015	290,000	3,051
Japanese Government, Series 282, 1.70% 2016	160,000	1,713
Japanese Government, Series 14, 1.20% 2017[2]	2,973	34
Japanese Government, Series 289, 1.50% 2017	7,000	75
Japanese Government, Series 296, 1.50% 2018	3,645,000	39,486
Japanese Government, Series 310, 1.00% 2020	2,834,950	29,888
Japanese Government, Series 136, 1.60% 2032	255,000	2,589
Japanese Government, Series 21, 2.30% 2035	770,000	8,684
Japanese Government, Series 36, 2.00% 2042	465,000	4,950
United Mexican States Government, Series M10, 7.75% 2017	MXN294,500	25,598
United Mexican States Government 3.50% 2017[2]	55,959	4,770
United Mexican States Government 4.00% 2019[2]	19,809	1,752
United Mexican States Government, Series M, 6.50% 2021	90,500	7,407
United Mexican States Government, Series M20, 10.00% 2024	69,500	7,252
United Mexican States Government, Series M30, 10.00% 2036	114,838	11,940
United Mexican States Government 4.00% 2040[2]	30,208	2,571
Polish Government, Series 1017, 5.25% 2017	PLN44,275	14,907
Polish Government 6.375% 2019	$150	176
Polish Government, Series 1020, 5.25% 2020	PLN81,900	27,916
Polish Government 5.125% 2021	$930	1,014
Polish Government, Series 1021, 5.75% 2021	PLN26,950	9,477
Polish Government 5.00% 2022	$800	860
Netherlands Government Eurobond 3.25% 2015	€18,900	26,625
Netherlands Government 1.00% 2017	$1,900	1,902
Netherlands Government Eurobond 4.00% 2019	€13,700	21,141
Swedish Government 1.00% 2014[3]	$900	906
Swedish Government, Series 1041, 6.75% 2014	SKr 23,050	3,692
Swedish Government 3.50% 2015[2]	10,197	1,689
Swedish Government, Series 1049, 4.50% 2015	100,550	16,489
Swedish Government, Series 1051, 3.75% 2017	52,550	8,812
Swedish Government, Series 1047, 5.00% 2020	69,100	12,843
Swedish Government, Series 3104, 3.50% 2028[2]	10,474	2,243
Spanish Government 3.80% 2017	€ 7,550	10,326
Spanish Government 5.40% 2023	12,775	18,005
United Kingdom 2.75% 2015	£ 225	355
United Kingdom 4.50% 2019	4,290	7,623
United Kingdom 4.75% 2020	25	45
United Kingdom 5.00% 2025	2,500	4,705
United Kingdom 4.75% 2038	1,800	3,360
Irish Government 5.50% 2017	€1,850	2,751
Irish Government 5.00% 2020	1,900	2,761
Irish Government 3.90% 2023	4,380	5,843
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Irish Government 5.40% 2025	€2,800	$ 4,100
Russian Federation 6.20% 2018	RUB 99,300	3,001
Russian Federation 7.50% 2018	246,700	7,824
Russian Federation 5.00% 2020	$4,100	4,451
Malaysian Government, Series 0113, 3.172% 2016	MYR14,450	4,415
Malaysian Government, Series 0210, 4.012% 2017	15,650	4,865
Malaysian Government, Series 0313, 3.48% 2023	19,425	5,697
Austrian Government 3.65% 2022	€9,200	14,034
Norwegian Government 4.25% 2017	NKr49,350	9,138
Norwegian Government 4.50% 2019	25,000	4,785
Singapore (Republic of) 4.00% 2018	S$7,160	6,440
Singapore (Republic of) 2.25% 2021	6,870	5,473
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR72,575	7,327
South Africa (Republic of), Series R-214, 6.50% 2041	57,700	4,319
Chilean Government 3.875% 2020	$500	527
Chilean Government 5.50% 2020	CLP 834,500	1,661
Chilean Government 6.00% 2020	240,000	487
Chilean Government 3.00% 2020[2]	422,774	864
Chilean Government 6.00% 2021	1,625,000	3,320
Chilean Government 6.00% 2022	475,000	975
Chilean Government 3.00% 2022[2]	445,350	923
Chilean Government 3.00% 2022[2]	377,069	780
Chilean Government 6.00% 2023	185,000	378
Chilean Government 3.00% 2023[2]	594,259	1,242
Canadian Government 4.25% 2018	C$8,125	8,815
Kingdom of Denmark 4.00% 2019	DKr41,000	8,622
Bermudan Government 5.603% 2020	$1,700	1,836
Bermudan Government 5.603% 2020[3]	100	108
Bermuda Government 4.854% 2024[3]	4,775	4,812
Australia Government, Series 122, 5.25% 2019	A$6,500	6,481
Peru (Republic of) 7.84% 2020	PEN9,800	4,075
Peru (Republic of) 5.20% 2023	4,000	1,432
Bahrain Government 5.50% 2020	$3,800	3,890
Israeli Government 4.00% 2022	3,400	3,563
State of Qatar 3.125% 2017[3]	1,000	1,044
State of Qatar 5.25% 2020	1,300	1,453
State of Qatar 4.50% 2022[3]	1,000	1,060
South Korean Government 2.75% 2017[2]	KRW1,005,727	946
South Korean Government 5.50% 2017	1,692,750	1,642
Colombia (Republic of) Global 7.375% 2019	$1,000	1,215
Colombia (Republic of) Global 4.375% 2021	1,200	1,245
Indonesia (Republic of) 4.875% 2021[3]	1,500	1,528
Morocco Government 4.25% 2022	900	816
Morocco Government 4.25% 2022[3]	500	453
Croatian Government 6.75% 2019	1,100	1,205
Lithuania (Republic of) 6.625% 2022[3]	1,000	1,176
		632,547
Corporate bonds & notes 7.59%
Financials 2.49%

Goodman Funding Pty Ltd. 6.00% 2022[3]	7,875	8,575
JPMorgan Chase & Co. 1.125% 2016	535	532
JPMorgan Chase & Co. 3.25% 2022	2,850	2,720
JPMorgan Chase & Co. 3.20% 2023	3,845	3,649
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Barclays Bank PLC 6.00% 2018	€3,075	$ 4,613
Barclays Bank PLC 6.00% 2021	1,500	2,241
Citigroup Inc. 4.587% 2015	$1,570	1,683
Citigroup Inc. 4.45% 2017	925	999
Citigroup Inc. 1.75% 2018	890	861
Citigroup Inc. 3.375% 2023	3,415	3,268
Prologis, Inc. 6.625% 2018	950	1,109
Prologis, Inc. 6.625% 2019	3,590	4,220
Prologis, Inc. 6.875% 2020	980	1,164
Morgan Stanley 1.75% 2016	4,000	3,998
Morgan Stanley 3.80% 2016	2,000	2,101
Murray Street Investment Trust I 4.647% 2017	600	642
Goldman Sachs Group, Inc. 5.25% 2021	900	973
Goldman Sachs Group, Inc. 3.625% 2023	4,570	4,388
Ford Motor Credit Co. 2.375% 2018	5,950	5,856
Lloyds TSB Bank PLC 6.50% 2020	€3,740	5,576
HSBC Holdings PLC 6.00% 2019	400	623
HSBC Holdings PLC 4.125% 2020[3]	$ 560	588
HSBC Holdings PLC 4.875% 2020	750	808
HSBC Holdings PLC 4.00% 2022	2,440	2,498
HSBC Holdings PLC 6.375% 2022[4]	£50	85
Bank of America Corp. 5.00% 2021	$1,500	1,616
Bank of America Corp. 3.30% 2023	2,880	2,719
Standard Chartered PLC 3.20% 2016[3]	2,300	2,409
Standard Chartered Bank 5.875% 2017	€1,200	1,810
Korea Development Bank 3.875% 2017	$3,150	3,320
Westfield Group 7.125% 2018[3]	600	720
Westfield Group 6.75% 2019[3]	300	358
Westfield Group 4.625% 2021[3]	1,895	2,009
Wells Fargo & Co., Series I, 3.50% 2022	2,600	2,633
RSA Insurance Group PLC 8.50% (undated)[4]	£1,550	2,508
Kimco Realty Corp. 5.584% 2015	$ 800	879
Kimco Realty Corp., Series C, 5.783% 2016	1,400	1,554
UBS AG 4.875% 2020	1,993	2,208
BNP Paribas 5.00% 2021	2,050	2,193
American International Group, Inc. 3.80% 2017	2,000	2,124
Nordea Bank AB 3.125% 2017[3]	2,000	2,083
Royal Bank of Scotland PLC 6.934% 2018	€ 100	139
Royal Bank of Scotland Group PLC 5.50% 2020	1,200	1,845
PNC Financial Services Group, Inc. 2.854% 2022	$2,000	1,864
Berkshire Hathaway Inc. 3.00% 2022	1,775	1,738
Allstate Corp. 3.15% 2023	1,630	1,596
Realogy Corp. 7.875% 2019[3]	1,375	1,499
American Campus Communities, Inc. 3.75% 2023	1,550	1,490
Corporate Office Properties Trust 3.60% 2023[3]	755	701
Simon Property Group, LP 6.75% 2014	300	310
Simon Property Group, LP 4.20% 2015	326	340
AvalonBay Communities, Inc. 2.85% 2023	450	415
ERP Operating LP 4.75% 2020	250	271
The Export-Import Bank of Korea 4.375% 2021	200	208
Banco de Crédito del Perú 5.375% 2020[3]	125	130
		107,459
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Energy 1.03%	(000)	(000)

Gazprom OJSC 5.092% 2015[3]	$1,100	$ 1,163
Gazprom OJSC 5.875% 2015	€1,950	2,784
Gazprom OJSC 4.95% 2022[3]	$ 900	880
Gazprom OJSC, Series 9, 6.51% 2022	2,555	2,766
Gazprom OJSC 7.288% 2037	2,265	2,463
CNOOC Finance (2013) Ltd. 3.00% 2023	5,700	5,205
Statoil ASA 3.125% 2017	1,460	1,554
Statoil ASA 3.15% 2022	1,200	1,198
StatoilHydro ASA 2.45% 2023	1,860	1,730
Reliance Holdings Ltd. 5.40% 2022[3]	875	911
Reliance Holdings Ltd. 6.25% 2040	2,500	2,567
Petróleos Mexicanos 3.50% 2018[3]	230	235
Pemex Project Funding Master Trust 5.75% 2018	700	780
Petróleos Mexicanos 8.00% 2019	1,100	1,347
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	25	27
Petróleos Mexicanos 6.50% 2041	675	713
Petrobras International Finance Co. 5.375% 2021	2,283	2,286
Total Capital International 2.875% 2022	2,350	2,278
Devon Energy Corp. 3.25% 2022	2,170	2,096
Transocean Inc. 5.05% 2016	1,900	2,084
Shell International Finance BV 4.00% 2014	25	26
Shell International Finance BV 1.125% 2017	2,000	1,976
Transportadora de Gas Peru SA 4.25% 2028[3]	1,900	1,739
Ras Laffan Liquefied Natural Gas III 5.50% 2014	1,350	1,418
PTT Exploration & Production Ltd. 5.692% 2021[3]	1,000	1,094
BG Energy Capital PLC 2.875% 2016[3]	905	949
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2018[3,5]	753	768
Enbridge Inc. 5.60% 2017	500	559
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,5]	370	374
TransCanada PipeLines Ltd. 6.50% 2018	125	151
TransCanada PipeLines Ltd. 7.125% 2019	125	152
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	150	162
		44,435
Telecommunication services 0.82%

Sprint Nextel Corp. 9.125% 2017	5,525	6,395
Sprint Nextel Corp. 11.50% 2021	4,075	5,440
Frontier Communications Corp. 7.625% 2024	5,500	5,583
MTS International Funding Ltd. 8.625% 2020	4,635	5,493
Deutsche Telekom International Finance BV 3.125% 2016[3]	700	733
Deutsche Telekom International Finance BV 2.25% 2017[3]	1,250	1,267
Deutsche Telekom International Finance BV 6.00% 2017	€750	1,162
AT&T Inc. 6.125% 2015	400	581
AT&T Inc. 2.40% 2016	$1,600	1,655
Koninklijke KPN NV 3.75% 2020	€1,300	1,840
Telecom Italia Capital SA 7.175% 2019	$1,300	1,453
América Móvil, SAB de CV 2.375% 2016	1,250	1,289
France Télécom 5.00% 2016	£50	83
France Télécom 5.625% 2018	€500	787
Vodafone Group PLC 1.50% 2018	$610	592
Verizon Communications Inc. 3.00% 2016	400	420
Telefónica Emisiones, SAU 3.192% 2018	390	386
		35,159
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Consumer discretionary 0.79%	(000)	(000)

Li & Fung Ltd. 6.00% (undated)[4]	$10,000	$ 10,062
Dollar General Corp. 1.875% 2018	788	763
Dollar General Corp. 3.25% 2023	4,762	4,456
DaimlerChrysler North America Holding Corp. 3.16% 2014	C$800	788
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	$3,900	3,862
NBCUniversal Enterprise, Inc. 1.974% 2019[3]	2,500	2,445
NBCUniversal Media, LLC 4.375% 2021	1,200	1,303
Time Warner Inc. 4.75% 2021	2,500	2,721
Time Warner Inc. 3.40% 2022	950	932
Comcast Corp. 5.90% 2016	2,235	2,515
Comcast Corp. 2.85% 2023	1,000	952
Volkswagen International Finance NV 0.884% 2014[3,4]	1,000	1,002
Time Warner Cable Inc. 5.00% 2020	875	892
Macy’s Retail Holdings, Inc. 7.875% 2015[4]	599	676
BMW Group 3.875% 2017	€250	364
McDonald’s Corp. 3.50% 2020	$ 150	158
		33,891
Consumer staples 0.67%

Anheuser-Busch InBev NV 0.628% 2014[4]	1,225	1,228
Anheuser-Busch InBev NV 1.25% 2018	900	883
Anheuser-Busch InBev NV 6.875% 2019	2,780	3,472
Anheuser-Busch InBev NV 2.625% 2023	3,650	3,455
Marfrig Holdings (Europe) BV 9.875% 2017[3]	4,000	4,060
Altria Group, Inc. 4.75% 2021	3,300	3,558
Wal-Mart Stores, Inc. 2.80% 2016	1,000	1,054
Wal-Mart Stores, Inc. 2.55% 2023	1,900	1,789
Philip Morris International Inc. 2.90% 2021	1,850	1,806
PepsiCo, Inc. 2.50% 2016	1,700	1,770
SABMiller Holdings Inc. 2.45% 2017[3]	1,680	1,725
Coca-Cola Co. 1.80% 2016	1,600	1,644
Reynolds American Inc. 3.25% 2022	1,400	1,329
ConAgra Foods, Inc. 1.90% 2018	710	707
Kraft Foods Inc. 6.125% 2018	425	496
		28,976
Health care 0.57%

Novartis Capital Corp. 2.90% 2015	3,050	3,179
Novartis Securities Investment Ltd. 5.125% 2019	2,275	2,628
Novartis Capital Corp. 2.40% 2022	750	702
Baxter International Inc. 1.85% 2018	1,670	1,669
Baxter International Inc. 3.20% 2023	4,100	4,029
Schering-Plough Corp. 6.00% 2017	25	29
Merck & Co., Inc. 2.80% 2023	5,500	5,251
Roche Holdings, Inc. 6.00% 2019[3]	2,800	3,350
Amgen Inc. 2.50% 2016	1,850	1,928
AbbVie Inc. 2.90% 2022[3]	1,880	1,792
		24,557
Materials 0.41%

ArcelorMittal 10.35% 2019[4]	9,362	11,351
Rio Tinto Finance (USA) Ltd. 2.50% 2016	2,300	2,373
Rio Tinto Finance (USA) Ltd. 2.25% 2018	1,260	1,232
Rio Tinto Finance (USA) Ltd. 2.875% 2022	1,115	1,028
Teck Resources Ltd. 3.15% 2017	1,500	1,532
		17,516
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Industrials 0.40%	(000)	(000)

General Electric Capital Corp. 2.30% 2017	$1,135	$ 1,153
General Electric Capital Corp. 1.625% 2018	3,500	3,436
GE Capital European Funding 5.375% 2020	€1,500	2,375
General Electric Capital Corp. 3.10% 2023	$3,455	3,258
Union Pacific Corp. 2.75% 2023	2,050	1,935
Red de Carreteras de Occidente 9.00% 2028	MXN18,470	1,334
Ply Gem Industries, Inc. 8.25% 2018	$1,190	1,288
ENA Norte Trust 4.95% 2028[3,5]	1,157	1,148
Burlington Northern Santa Fe LLC 3.00% 2023	900	862
Volvo Treasury AB 5.95% 2015[3]	200	215
Volvo Treasury AB 5.00% 2017	€300	450
		17,454
Information technology 0.21%

International Business Machines Corp. 1.95% 2016	$1,535	1,587
International Business Machines Corp. 1.25% 2018	2,350	2,301
First Data Corp. 8.75% 2022[3,4,6]	2,420	2,559
Samsung Electronics America, Inc. 1.75% 2017[3]	1,500	1,487
Cisco Systems, Inc. 0.523% 2014[4]	1,000	1,002
		8,936
Utilities 0.20%

National Grid PLC 6.30% 2016	1,710	1,943
E.ON International Finance BV 5.80% 2018[3]	1,325	1,536
Enel Finance International SA 3.875% 2014[3]	1,400	1,437
Enersis SA 7.375% 2014	1,325	1,362
CEZ, a s 4.25% 2022[3]	945	934
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	€300	403
PSEG Power LLC 2.75% 2016	$315	327
Hydro One Inc. 5.49% 2040	C$200	229
Colbun SA 6.00% 2020[3]	$ 200	214
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	150	207
Veolia Environnement 6.00% 2018	62	72
		8,664
Total corporate bonds & notes		327,047
U.S. Treasury bonds & notes 4.22%
U.S. Treasury 2.98%

U.S. Treasury 0.25% 2015	11,600	11,594
U.S. Treasury 1.75% 2015	11,750	12,084
U.S. Treasury 4.50% 2016	14,750	16,252
U.S. Treasury 7.50% 2016	2,650	3,232
U.S. Treasury 1.00% 2017	5,600	5,620
U.S. Treasury 8.875% 2017	500	656
U.S. Treasury 3.50% 2018	38,255	42,115
U.S. Treasury 3.75% 2018	4,970	5,550
U.S. Treasury 3.125% 2021	875	935
U.S. Treasury 1.75% 2022	5,500	5,209
U.S. Treasury 6.50% 2026	6,250	8,679
U.S. Treasury 4.625% 2040	7,600	9,044
U.S. Treasury 3.125% 2042	8,080	7,376
		128,346
Bonds, notes & other debt instruments
U.S. Treasury bonds & notes (continued)	Principal amount	Value
U.S. Treasury inflation-protected securities[2] 1.24%	(000)	(000)

U.S. Treasury Inflation-Protected Security 2.00% 2014	$ 378	$ 384
U.S. Treasury Inflation-Protected Security 1.875% 2015	5,808	6,193
U.S. Treasury Inflation-Protected Security 0.125% 2017	3,384	3,503
U.S. Treasury Inflation-Protected Security 2.375% 2017	1,386	1,547
U.S. Treasury Inflation-Protected Security 0.125% 2022	40,440	40,035
U.S. Treasury Inflation-Protected Security 0.75% 2042	1,959	1,713
		53,375
Total U.S. Treasury bonds & notes		181,721
Mortgage-backed obligations[5] 2.85%

Fannie Mae 3.50% 2025	244	256
Fannie Mae 3.50% 2026	616	648
Fannie Mae 3.50% 2026	603	634
Fannie Mae 3.50% 2026	262	276
Fannie Mae 4.00% 2026	568	601
Fannie Mae 4.00% 2026	444	471
Fannie Mae 2.00% 2028	4,700	4,560
Fannie Mae 2.50% 2028	20,750	20,743
Fannie Mae 3.00% 2028	12,600	12,968
Fannie Mae 3.50% 2028	8,250	8,626
Fannie Mae 4.00% 2028	601	637
Fannie Mae 5.50% 2028	1,348	1,475
Fannie Mae 6.00% 2037	673	736
Fannie Mae 5.00% 2040	812	885
Fannie Mae 6.00% 2040	94	102
Fannie Mae 4.00% 2041	3,132	3,269
Fannie Mae 4.00% 2041	400	416
Fannie Mae 4.00% 2041	279	291
Fannie Mae 4.00% 2041	250	262
Fannie Mae 4.00% 2041	79	82
Fannie Mae 4.50% 2041	1,166	1,238
Fannie Mae 4.50% 2041	1,094	1,161
Fannie Mae 4.50% 2041	929	987
Fannie Mae 4.50% 2041	778	826
Fannie Mae 5.00% 2041	8,111	8,811
Fannie Mae 5.00% 2041	1,374	1,504
Fannie Mae 3.50% 2042	4,614	4,661
Fannie Mae 4.00% 2043	19,200	19,965
Fannie Mae 4.50% 2043	10,600	11,238
Freddie Mac 5.00% 2041	3,105	3,369
Freddie Mac 5.00% 2041	1,670	1,812
Government National Mortgage Assn. 3.50% 2043	3,577	3,651
Nordea Hypotek AB 4.00% 2014	SKr21,800	3,423
HBOS Treasury Services PLC, Series 17, 4.375% 2016	€1,500	2,203
		122,787
Total bonds, notes & other debt instruments (cost: $1,277,348,000)		1,264,102
	Principal amount	Value
Short-term securities 12.00%	(000)	(000)

Freddie Mac 0.10%–0.15% due 8/20/2013–4/22/2014	$117,500	$ 117,430
Sumitomo Mitsui Banking Corp. 0.13%–0.18% due 8/5–9/17/2013[3]	50,400	50,391
Victory Receivables Corp. 0.15% due 8/26/2013[3]	43,900	43,895
Mizuho Funding LLC 0.165%–0.215% due 9/25–10/16/2013[3]	41,300	41,285
International Bank for Reconstruction and Development 0.10% due 11/4/2013	36,800	36,794
National Australia Funding (Delaware) Inc. 0.15% due 10/23/2013[3]	35,800	35,788
Fannie Mae 0.12% due 2/18/2014	33,300	33,282
BASF AG 0.13% due 9/17/2013[3]	27,600	27,596
Thunder Bay Funding, LLC 0.20% due 11/25/2013[3]	25,000	24,985
Nordea North America, Inc. 0.19% due 9/12/2013[3]	22,400	22,395
Nestlé Capital Corp. 0.14% due 10/16/2013[3]	22,000	21,996
Federal Home Loan Bank 0.09% due 1/22/2014	21,700	21,692
Australia & New Zealand Banking Group, Ltd. 0.19% due 8/15/2013[3]	20,000	19,999
Sumitomo Mitsui Banking Corp. 0.13%–0.18% due 8/21/2013[3]	19,500	19,499
Total short-term securities (cost: $517,005,000)		517,027
Total investment securities (cost: $4,003,832,000)		4,386,616
Other assets less liabilities		(78,238)
Net assets		$4,308,378

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 7/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Purchases:
British pounds	8/19/2013	Citibank	£7,314	$11,125	$ —
Euros	8/12/2013	Bank of America, N.A.	€6,322	$8,131	280
Euros	8/15/2013	Barclays Bank PLC	€2,662	$3,423	119
Japanese yen	8/12/2013	Citibank	¥1,097,091	$10,950	256
					655

Sales:
Chilean pesos	8/12/2013	Citibank	$1,639	CLP838,850	10
Euros	8/12/2013	Citibank	¥2,196,179	€17,100	(318)
Euros	8/19/2013	Citibank	$15,730	€12,050	(302)
Euros	8/30/2013	Citibank	¥1,188,338	€9,150	(35)
Japanese yen	8/19/2013	Bank of New York Mellon	$8,198	¥815,000	(127)
Mexican pesos	8/19/2013	HSBC Bank	$6,971	MXN88,925	23
Russian rubles	8/19/2013	JPMorgan Chase	$1,086	RUB35,325	18
South Korean won	8/28/2013	Citibank	$1,185	KRW1,324,325	8
					$(723)
Forward currency contracts — net					$(68)

[1]	Security did not produce income during the last 12 months.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $375,867,000, which represented 8.72% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2013 (dollars in thousands):

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Health care	$ 483,760	$ —	$—	$ 483,760
Consumer staples	328,464	—	—	328,464
Consumer discretionary	297,898	—	—	297,898
Financials	283,230	—	—	283,230
Information technology	228,720	—	—	228,720
Telecommunication services	222,960	—	—	222,960
Industrials	203,420	—	—	203,420
Energy	165,720	—	—	165,720
Utilities	125,135	—	—	125,135
Materials	71,169	—	—	71,169
Miscellaneous	185,674	—	—	185,674
Convertible securities	—	9,337	—	9,337
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	632,547	—	632,547
Corporate bonds & notes	—	327,047	—	327,047
U.S. Treasury bonds & notes	—	181,721	—	181,721
Mortgage-backed obligations	—	122,787	—	122,787
Short-term securities	—	517,027	—	517,027
Total	$2,596,150	$1,790,466	$—	$4,386,616

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$714	$—	$714
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(782)	—	(782)
Total	$—	$(68)	$—	$(68)

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 473,572
Gross unrealized depreciation on investment securities	(99,054)
Net unrealized appreciation on investment securities	374,518
Cost of investment securities for federal income tax purposes	4,012,098

Key to abbreviations and symbols

ADR = American Depositary Receipts

A$ = Australian dollars

C$ = Canadian dollars

CLP = Chilean pesos

DKr = Danish kroner

€ = Euros

£ = British pounds

¥ = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NKr = Norwegian kroner

PEN = Peruvian nuevos soles

PLN = Polish zloty

RUB = Russian rubles

SKr = Swedish kronor

S$ = Singapore dollars

ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-037-0913O-S37722

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: September 27, 2013

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: September 27, 2013